LEASE (Tables)	12 Months Ended
Dec. 31, 2020
LEASE
Schedule of movement of lease liabilities

	12/31/2020	12/31/2019
Opening balance	1,207,189	976,115
Initial adoption	—	340,225
New contracts / Remeasurements	37,285	211,375
Interest Incurred	365,596	338,163
Payments	(556,876)	(547,226)
Write-offs	—	(111,463)
Final balance	1,053,194	1,207,189

Current	217,321	219,484
Non-current	835,873	987,705
Total	1,053,194	1,207,189

Schedule of fixed and variable rents and short term and low value contracts

	12/31/2020	12/31/2019
Short-term leases	23,552	52,771
Low-cost leases	23,452	40,592
Variable lease expenses	824	3,822

Schedule of maturities of the non-current balance

12/31/2020
2022	40,244
2023	153,623
2024	147,866
2025	379,113
2026	37,864
After 2026	77,163
Total	835,873

Schedule of potential right of PIS/COFINS to be recovered included in lease consideration

	12/31/2020	12/31/2019
Lease consideration	556,876	547,226
Potential PIS/COFINS (9.25%)	51,511	50,618